Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Limited Partners Common	Limited Partners Preferred
Balance at Dec. 31, 2014	$ 872,561	$ 15,602	$ 735,547	$ 121,412
Distributions declared and paid (distributions of $0.47 in 2015 and $0.31 in 2016 per common unit, $0.43 in 2015 and 2016 per preferred unit) (Note 8)	(59,143)	(1,066)	(52,236)	(5,841)
Partnership's net income	26,260	411	20,221	5,628
Issuance of Partnership's units	132,588		132,588
Conversion of Partnership's units (Note 8)		2,742	7,900	(10,642)
Balance at Jun. 30, 2015	972,266	17,689	844,020	110,557
Balance at Dec. 31, 2015	937,820	16,998	810,239	110,583
Distributions declared and paid (distributions of $0.47 in 2015 and $0.31 in 2016 per common unit, $0.43 in 2015 and 2016 per preferred unit) (Note 8)	(44,142)	(765)	(37,749)	(5,628)
Partnership's net income	26,975	426	20,999	5,550
Equity compensation expense (Note 9)	525		525
Balance at Jun. 30, 2016	$ 921,178	$ 16,659	$ 794,014	$ 110,505